Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 2,927,420	$ 2,927,420	$ 2,927,420
Less: accumulated amortization	(1,428,947)	(1,306,858)	(1,144,222)
Intangible assets, net	1,498,473	1,620,562	1,783,198
Intellectual Property [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	1,736,420	1,736,420	1,736,420
Patents [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 1,191,000	$ 1,191,000	$ 1,191,000